INVESTMENTS - Summary of Profit or Loss and Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments accounted for using equity method [line items]
Net revenue	R$ 39,737,368	R$ 25,865,001	R$ 20,437,835
Profit before income taxes	2,702,471	6,250,876	1,990,961
Income tax expenses	118,404	445,584	(502,667)
Profit for the year	2,820,875	6,696,460	1,488,294
Other comprehensive results	993,684	(467,466)	(605,401)
Total comprehensive income for the year	3,814,559	6,228,994	882,893
Attributable comprehensive income to non-controlling shareholders	1,549,748	296,234	741,967
Dividends paid	1,237,779	2,031,301	1,514,114
Compass [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue
Profit before income taxes		1,710,947	920,426
Income tax expenses		14,164	10,839
Profit for the year		1,725,111	931,265
Other comprehensive results
Total comprehensive income for the year		1,725,111	931,265
Attributable comprehensive income to non-controlling shareholders		207,012	9,220
Dividends paid		982,752	600
Cosan Dez [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue
Profit before income taxes	64,496
Income tax expenses
Profit for the year	64,496
Other comprehensive results
Total comprehensive income for the year	64,496
Attributable comprehensive income to non-controlling shareholders	14,965
Dividends paid
Cosan Nove [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue
Profit before income taxes	194,522
Income tax expenses
Profit for the year	194,522
Other comprehensive results
Total comprehensive income for the year	194,522
Attributable comprehensive income to non-controlling shareholders	52,353
Dividends paid
Comgas [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue	17,414,153	11,709,713	8,317,691
Profit before income taxes	2,113,698	2,274,269	1,719,877
Income tax expenses	(302,219)	(155,148)	(569,264)
Profit for the year	1,811,479	2,119,121	1,150,613
Other comprehensive results	25,058
Total comprehensive income for the year	1,836,537	2,119,121	1,150,613
Attributable comprehensive income to non-controlling shareholders	15,788	18,217	9,762
Dividends paid	1,872,731	1,649,653	1,135,669
Moove [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue	3,842,981	2,608,680	1,911,541
Profit before income taxes	485,729	310,500	150,930
Income tax expenses	11,665	(15,742)	(1,484)
Profit for the year	497,394	294,758	149,446
Other comprehensive results
Total comprehensive income for the year	497,394	294,758	149,446
Attributable comprehensive income to non-controlling shareholders	149,218	88,427	44,834
Dividends paid	150
Rumo S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue	984,597	772,714	950,269
Profit before income taxes	633,164	198,239	349,300
Income tax expenses	(118,224)	(47,701)	(52,137)
Profit for the year	514,940	150,538	297,163
Other comprehensive results	2,961
Total comprehensive income for the year	517,901	150,538	297,163
Attributable comprehensive income to non-controlling shareholders	360,776	104,850	212,561
Dividends paid	35,733
Cosan Investments [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue	222,328	31,502
Profit before income taxes	4,059,326	49,218
Income tax expenses	1,027,986	(4,215)
Profit for the year	5,087,312	45,003
Other comprehensive results
Total comprehensive income for the year	5,087,312	45,003
Attributable comprehensive income to non-controlling shareholders	681,889	22,502
Dividends paid	R$ 1,255,881